Future Rents And Tenant Concentration (Details) (USD $)	Jan. 31, 2015	Apr. 30, 2014
Future Rents (Textual)
2015	$ 150,435	$ 112,828
2016	87,080	93,457
2017	18,075	11,172
Thereafter
Total	$ 255,590	$ 217,457